Interest Expenses and Income	12 Months Ended
Dec. 31, 2019
Interest Expenses And Income
Interest Expenses and Income

21. Interest expenses and income

Interest income mainly results from investments of cash and cash equivalents of EUR 124 thousand (previous year: EUR 24 thousand).

in EUR thousands	2019 Interest expense from compounding	2019 Interest expense and the like	2018 Interest expense from compounding	2018 Interest expense and the like
Convertible bond 2017/22	32	136	30	156
EIB loan 2017	202	1,046	140	1,458
EIB loan 2019	11	457	-	-
Cutanea purchase price liability	-	650	-	-
Leasing	-	124	-	-
Other	-	53	-	-
	245	2,466	170	1,614

The financial result essentially comprises ongoing interest expenses calculated using the effective interest method of the convertible bonds 2016/2021 and 2017/2011 placed in 2016 and 2017 (2018: EUR 191 thousand; 2017: EUR 189 thousand) and the EIB loan made available in July 2017 (2018: EUR 1,593 thousand; 2017: EUR 826 thousand).

The financial result in 2017 primarily related to the interest expenses on the 2009/2017 warrant bond calculated applying the effective interest method (EUR 0.3 million), the 2016/2021 and 2017/2011 convertible bonds placed in 2016 and 2017 (EUR 0.2 million) as well as the EIB loan made available in July 2017 (EUR 0.5 million). The aforementioned interest expenses on the warrant bond 2009/2017 of EUR 0.3 million included the opposite effect of EUR 0.2 million from the repurchase of part of the warrant bond on February 28, 2014. In August 2017, the warrant bond was repaid early at par plus accrued interest.